Short-Term Borrowings and Long-Term Debt (Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Short-term Debt [Line Items]
Short-term borrowings	¥ 149,272	¥ 62,008
Unsecured loans, weighted-average interest rate of 4.64%
Short-term Debt [Line Items]
Short-term borrowings		56,008
Unsecured loans, weighted-average interest rate of 7.70%
Short-term Debt [Line Items]
Short-term borrowings	86,467
Repurchase agreement, weighted average interest rate 0.01%
Short-term Debt [Line Items]
Short-term borrowings	¥ 62,805
Secured call money, weighted-average interest rate of 0.10%
Short-term Debt [Line Items]
Short-term borrowings		¥ 6,000